SHAREHOLDERS' EQUITY (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		45.00%	45.00%
Expected dividends	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	45.00%
Expected term (in years)	5 years 2 months 30 days	5 years 2 months 30 days	5 years 9 months 11 days
Risk free rate	1.77%	1.30%	1.37%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	48.00%
Expected term (in years)	6 years 2 months 30 days	6 years 1 month 6 days	6 years 1 month 13 days
Risk free rate	2.05%	1.70%	1.68%